UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
Alabama 21st Century Authority, RB, Series A, 5.00%, 6/01/18	$500	$577,905
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,000	1,045,240
Huntsville Health Care Authority Alabama, Refunding RB, Series A, 5.63%, 6/01/22	5,845	5,923,557
		7,546,702
Arizona — 2.2%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,582,820
California — 15.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	755	746,378
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	3,070,482
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (b)	6,500	6,919,315
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (b)	4,055	4,541,600
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/18	5,000	6,055,350
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (c)(d)	5,425	4,387,306
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,452,975
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (a)	4,000	4,090,480
State of California, Refunding RB, 5.00%, 9/01/18	3,380	4,006,550
		38,270,436
Colorado — 4.4%
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,661,550
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	5,010	5,443,966
		11,105,516
Florida — 2.7%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,385,513

Municipal Bonds	Par (000)	Value
Florida (concluded)
Pine Island Community Development District, RB, 5.30%, 11/01/10 (e)(f)	$400	$160,048
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	2,270	2,052,647
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	3,080	3,135,717
		6,733,925
Illinois — 16.4%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,497,700
5.00%, 1/01/20	3,000	3,279,360
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/18	5,000	5,015,300
Illinois Finance Authority, RB, MJH Education Assistance IV LLC, Sub- Series A, 5.50%, 6/01/19 (e)(f)	2,750	2,282,390
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,682,323
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	2,062,077
5.40%, 6/15/20	1,985	2,162,677
5.45%, 6/15/21	2,090	2,270,451
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,495,250
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,244,200
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	2,000	2,361,020
		41,352,748
Indiana — 2.3%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,385	2,043,287
Indiana State Municipal Power Agency, Series A, 5.00%, 1/01/19	875	1,026,734
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,819,175
		5,889,196
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,977,850

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 3.4%
Kenton County School District Finance Corp., RB, Refunding, 2.50%, 6/01/18	$3,210	$3,265,597
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,286,058
Louisville Jefferson County Metropolitan Government, RB, Catholic Hlth Initiatives Series, 5.00%, 12/01/18 (g)	1,755	2,083,852
		8,635,507
Louisiana — 0.5%
Louisiana Public Facilities Authority, RB, Department of Public Safety Fire Marshal’s Headquarter Project (NPFGC), 5.88%, 6/15/14	1,350	1,363,230
Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,828,360
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,139,500
		2,967,860
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,602
Michigan — 2.1%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,347,198
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,089,580
Michigan State Housing Development Authority, RB, Series B, 4.15%, 4/01/18	1,000	1,070,010
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (h)	640	652,006
		5,158,794
Minnesota — 1.3%
Tobacco Securitization Authority, Tobacco Settlement, Refunding RB, Series B, 5.00%, 3/01/18	3,000	3,392,070
Mississippi — 4.0%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	10,022,130

Municipal Bonds	Par (000)	Value
Multi-State — 8.9%
Centerline Equity Issuer Trust (FHLMC), 6.80%, 10/31/52 (a)(i)	$14,000	$15,372,420
MuniMae TE Bond Subsidiary LLC (a)(i):
5.20%, 6/29/49	6,000	4,679,820
Series D, 5.90%, 11/29/49	4,000	2,239,880
		22,292,120
Nebraska — 0.7%
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,719,885
Nevada — 2.9%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,000	592,340
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,015	1,019,953
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26	5,120	5,764,967
		7,377,260
New Hampshire — 3.9%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project (NPFGC):
Series B, AMT, 4.75%, 5/01/21	2,650	2,782,314
Series C, 5.45%, 5/01/21	7,000	7,101,220
		9,883,534
New Jersey — 17.3%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/12 (h)	7,000	7,064,330
Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30 (b)	4,250	4,260,710
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.00%, 9/01/20	4,000	4,697,200
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	8,693,165
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,986,700
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	966,994
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,642,440

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Barnabas Health, Series A, 5.00%, 7/01/18	$2,000	$2,170,580
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,574,350
New Jersey State Turnpike Authority, RB, Series G, 5.00%, 1/01/18	1,350	1,583,428
New Jersey Transportation Trust Fund Authority, Series B, 5.00%, 6/15/18	2,000	2,343,120
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,501,600
		43,484,617
New York — 11.5%
City of New York New York, GO:
Sub-Series F-1, 5.00%, 9/01/18	7,500	8,499,750
Sub-Series G-1, 5.00%, 4/01/18 (g)	3,000	3,563,640
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,198,160
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/18	8,000	9,586,160
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,200	1,265,964
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B- 1C, 5.50%, 6/01/20	4,500	4,751,640
		28,865,314
North Carolina — 4.6%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,289,647
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23 (b)	3,105	3,197,374
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,055,040
		11,542,061
Ohio — 4.1%
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18 (g)	8,500	10,221,505

Municipal Bonds	Par (000)	Value
Pennsylvania — 4.6%
Commonwealth of Pennsylvania, GO, First Series, Refunding RB, 5.00%, 7/01/18	$4,690	$5,687,985
Cumberland County Municipal Authority, RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,640,929
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,015,130
Pennsylvania Higher Educational Facilities Authority, RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,149,690
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,141,480
		11,635,214
Puerto Rico — 2.9%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,888,194
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/19	2,515	2,737,854
Puerto Rico Sales Tax Financing Corp., RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,320	1,552,096
		7,178,144
South Carolina — 2.1%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,175,350
Tennessee — 3.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.63%, 1/01/19 (c)	12,000	8,405,640
Texas — 13.0%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,115,120
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (c):
5.41%, 2/15/18	1,615	1,470,651
5.44%, 2/15/19	1,815	1,598,833
5.44%, 2/15/20	2,625	2,227,496
5.54%, 2/15/21	2,500	2,038,975
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/18	750	818,415
5.75%, 1/01/19	750	821,370
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,820,050
City of Frisco Texas, GO, Refunding, 2.00%, 2/15/18 (g)	1,550	1,593,416

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	$1,000	$1,165,880
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	1,425	1,430,244
5.88%, 11/01/18	1,425	1,430,244
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,910,500
North Texas Tollway Authority, RB, Series C:
5.00%, 1/01/19	2,215	2,539,254
5.25%, 1/01/20	4,000	4,617,600
		32,598,048
US Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,100,910
Virginia — 1.7%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18 (g)	1,230	1,497,796
Virginia HDA, RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,815,422
		4,313,218
Washington — 0.2%
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	589,470
Wisconsin — 2.1%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,187,528
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,196,220
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.00%, 4/01/19	1,265	1,492,371
5.38%, 10/01/21	440	445,271
		5,321,390
Total Municipal Bonds – 144.2%		362,838,066

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
Illinois — 2.3%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,809,300

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)		Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 2.3%		$5,809,300
Total Long-Term Investments (Cost – $351,730,622) – 146.5%		368,647,366

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	21,124,254	$21,124,254
Total Short-Term Securities (Cost – $21,124,254) – 8.4%		21,124,254
Total Investments (Cost - $372,854,876*) – 154.9%		389,771,620
Liabilities in Excess of Other Assets – (0.2)%		(502,752)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%		(3,752,164)
Preferred Shares, at Redemption Value – (53.2)%		(133,853,517)
Net Assets Applicable to Common Shares – 100.0%		$251,663,187

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate Cost	$368,968,273
Gross unrealized appreciation	$22,863,759
Gross unrealized depreciation	(5,810,412)
Net unrealized appreciation	$17,053,347

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Bank N.A	$5,157,056	$17,669
Morgan Stanley	$3,581,648	$16,739
JPMorgan Securities	$10,221,505	$90,695

(h)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	4

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income

FFI Institutional Tax-Exempt Fund	925,301	20,198,953	21,124,254	$158

(l) Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$368,647,366	—	$368,647,366
Short-Term Securities	$21,124,254	—	—	21,124,254
Total	$21,124,254	$368,647,366	—	$389,771,620

1 See above Schedule of Investments for values in each sector and state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank Overdraft	$(849)			$(849)
TOB trust certificates	—	$(3,750,000)	—	(3,750,000)
AMPS	—	—	$(133,850,000)	(133,850,000)
Total	$(849)	$(3,750,000)	$(133,850,000)	$(137,600,849)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2012